Share Capital and Additional Paid in Capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Capital and Additional Paid in Capital	SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL

(in thousands of $, except share data)	Shares outstanding	Share Capital	Treasury shares	Additional paid in capital
Ordinary shares - issued and fully paid:
At December 31, 2018	54,099,929	5,410	—	1,189,665
Shares issued	10,655	1	—	125
Share option amortization	—	—	—	259
At December 31, 2019	54,110,584	5,411	—	1,190,049
Shares repurchased	(202,797)	—	(1,661)	—
Share option amortization	—	—	—	284
At December 31, 2020	53,907,787	5,411	(1,661)	1,190,333
In January 2019, the Company issued 4,461 shares to the board of directors relating to their remuneration for the second half of 2018, of which part was paid in cash and part through the issuance of new shares.
On March 4, 2019, the Company declared a ten-for-one reverse stock split with an effective date of March 7, 2019, which resulted in a reduction of 397 shares due to share split fractions. The ordinary share par value was adjusted as a result of the reverse stock split to the value of $0.10 per share from $0.01 per share. In line with the guidance in ASC 260 Earnings Per Share, we have retroactively adjusted for this change in the prior year comparatives in the consolidated primary statements and applicable footnote disclosures.
In September 2019, the Company issued 6,591 new shares to the board of directors relating their remuneration for the first half of 2020, of which part was paid in cash and part through the issuance of new shares.
On November 19, 2020, the Company's Board of Directors authorized a share buy-back program of up to an aggregate of 4,110,584 of the Company's ordinary shares for the purpose of increasing shareholder value. The maximum amount to be paid per share is $10.00, or equivalent in NOK if bought at the Oslo Stock Exchange. The Company is not obligated under the terms of the program to repurchase any of its ordinary shares. The program commenced on November 19, 2020 and will end on November 19, 2021.
During the year ended December 31, 2020, we repurchased 202,797 shares at an aggregate cost of $1.7 million pursuant to the buy-back program approved on November 19, 2020. At December 31, 2020, the number of remaining shares that can be purchased under the buy-back program was 3,907,787.